Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

Schedule of Investments

December 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.9%
Financials - 25.9%
Banks - 18.6%
Agricultural Bank of China Ltd.-Class H	19,331,000	$8,508,751
Bancolombia SA (Sponsored ADR)	62,720	3,436,429
Bank Central Asia Tbk PT	6,568,500	15,797,283
Bank for Foreign Trade of Vietnam JSC	1,607,600	6,264,088
Bank Mandiri Persero Tbk PT	18,380,000	10,156,117
Bank Negara Indonesia Persero Tbk PT	9,612,500	5,426,414
Bank of Georgia Group PLC	43,680	940,201
Bank of the Philippine Islands	6,287,370	10,912,426
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (a)	5,124,200	1,567,660
Capitec Bank Holdings Ltd.	53,412	5,515,020
China CITIC Bank Corp., Ltd.-Class H	10,111,000	6,062,611
China Construction Bank Corp.-Class H	12,557,000	10,887,439
City Union Bank Ltd.	391,720	1,288,297
Equity Group Holdings PLC/Kenya	2,331,200	1,230,579
Grupo Aval Acciones y Valores SA (ADR)	102,530	894,062
Halyk Savings Bank of Kazakhstan JSC (GDR) (b)	260,709	3,480,465
Hana Financial Group, Inc.	512,790	16,310,822
HDFC Bank Ltd.	1,184,629	21,194,477
ICICI Bank Ltd.	1,933,560	14,656,854
IndusInd Bank Ltd.	613,162	12,987,991
Industrial Bank Co., Ltd.-Class A	3,709,193	10,551,656
Itau Unibanco Holding SA (Preference Shares)	734,710	6,804,840
KB Financial Group, Inc. (a)	500,327	20,612,450
National Bank of Kuwait SAKP	987,190	3,483,817
Nedbank Group Ltd.	311,840	4,774,822
Regional SAB de CV	134,930	756,450
Sberbank of Russia PJSC (Sponsored ADR)	1,120,631	18,378,348
Shinhan Financial Group Co., Ltd. (a)	212,600	7,970,968
State Bank of India (a)	2,881,480	13,486,631
TCS Group Holding PLC (GDR) (b)	590,452	12,694,719
Turkiye Garanti Bankasi AS (a)	4,914,060	9,203,156

		266,235,843

Capital Markets - 2.0%
B3 SA-Brasil Bolsa Balcao	1,500,100	16,115,000
China Everbright Ltd.	1,978,000	3,694,156
GF Securities Co., Ltd.-Class H	1,865,000	2,271,535
Haitong Securities Co., Ltd.-Class H	2,744,400	3,242,067
New Frontier Health Corp. (a)	351,270	3,512,700

		28,835,458

Consumer Finance - 1.7%
Manappuram Finance Ltd.	3,478,139	8,631,537
Muangthai Capital PCL	3,502,000	7,453,240
Muthoot Finance Ltd.	545,285	5,816,615
Repco Home Finance Ltd.	227,120	1,010,045
Unifin Financiera SAB de CV	502,870	824,486

		23,735,923

Diversified Financial Services - 0.2%
Fubon Financial Holding Co., Ltd.	1,740,000	2,694,622

Company	Shares	U.S. $ Value
Insurance - 2.6%
BB Seguridade Participacoes SA	237,800	$2,235,627
ICICI Lombard General Insurance Co., Ltd. (b)	59,570	1,152,623
PICC Property & Casualty Co., Ltd.-Class H	4,529,000	5,458,889
Ping An Insurance Group Co. of China Ltd.-Class A	154,900	1,903,571
Ping An Insurance Group Co. of China Ltd.-Class H	2,212,500	26,181,531

		36,932,241

Thrifts & Mortgage Finance - 0.8%
Housing Development Finance Corp., Ltd.	145,995	4,937,470
LIC Housing Finance Ltd.	1,164,270	7,079,422

		12,016,892

		370,450,979

Information Technology - 19.9%
Electronic Equipment, Instruments & Components - 1.5%
Elite Material Co., Ltd.	808,000	3,711,885
FPT Corp.	76,560	192,790
Hangzhou Hikvision Digital Technology Co., Ltd.-Class A	2,110,093	9,947,031
Samsung SDI Co., Ltd.	1,680	342,238
Yageo Corp.	456,000	6,643,462

		20,837,406

IT Services - 1.5%
GDS Holdings Ltd. (ADR) (a)	146,560	7,559,565
HCL Technologies Ltd.	390,520	3,113,080
My EG Services Bhd	9,972,000	2,683,856
Network International Holdings PLC (a)(b)	539,387	4,566,062
Tech Mahindra Ltd.	90,740	967,681
TravelSky Technology Ltd.-Class H	783,000	1,911,458

		20,801,702

Semiconductors & Semiconductor Equipment - 9.7%
ASMedia Technology, Inc.	61,000	1,337,813
ASPEED Technology, Inc.	35,000	1,123,481
eMemory Technology, Inc.	65,000	775,440
Global Unichip Corp.	115,000	925,658
Hua Hong Semiconductor Ltd. (b)	2,737,000	6,234,267
Koh Young Technology, Inc. (a)	10,080	918,554
MediaTek, Inc.	856,000	12,683,416
Micron Technology, Inc. (a)	263,270	14,158,660
Nanya Technology Corp.	3,696,000	10,343,586
Parade Technologies Ltd.	38,000	781,127
Realtek Semiconductor Corp.	61,000	479,352
Silergy Corp.	41,000	1,305,453
SK Hynix, Inc. (a)	378,288	30,769,087
Taiwan Semiconductor Manufacturing Co., Ltd.	5,167,706	57,195,262

		139,031,156

Software - 0.7%
Beijing Thunisoft Corp., Ltd.-Class A	311,580	1,137,433
Douzone Bizon Co., Ltd. (a)	112,490	7,863,701
Globant SA (a)	10,270	1,089,134

		10,090,268

Company	Shares	U.S. $ Value
Technology Hardware, Storage & Peripherals - 6.5%
Samsung Electronics Co., Ltd.	1,280,871	$61,721,130
Samsung Electronics Co., Ltd. (Preference Shares)	812,780	31,821,834

		93,542,964

		284,303,496

Consumer Discretionary - 12.9%
Auto Components - 0.0%
Cub Elecparts, Inc.	49,025	408,232

Automobiles - 2.2%
Geely Automobile Holdings Ltd.	5,615,000	10,993,646
Guangzhou Automobile Group Co., Ltd.-Class H	13,448,000	16,742,647
SAIC Motor Corp., Ltd.	1,141,583	3,911,964

		31,648,257

Diversified Consumer Services - 2.8%
Four Seasons Education Cayman, Inc. (ADR) (a)	234,833	375,733
Fu Shou Yuan International Group Ltd.	11,414,500	9,668,875
New Oriental Education & Technology Group, Inc. (Sponsored ADR) (a)	186,501	22,613,246
YDUQS Part	636,100	7,549,572

		40,207,426

Hotels, Restaurants & Leisure - 2.0%
BK Brasil Operacao e Assessoria a Restaurantes SA	188,600	836,233
Huazhu Group Ltd. (ADR)	108,020	4,328,361
OPAP SA	1,634,338	21,263,617
Premium Leisure Corp.	141,129,000	1,588,381

		28,016,592

Internet & Direct Marketing Retail - 5.0%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	262,550	55,686,855
Baozun, Inc. (Sponsored ADR) (a)	95,320	3,156,998
Naspers Ltd.-Class N	37,927	6,206,636
Prosus NV (a)	92,217	6,901,663

		71,952,152

Multiline Retail - 0.2%
Lojas Renner SA	79,770	1,119,511
Mitra Adiperkasa Tbk PT	10,066,500	764,839
V-Mart Retail Ltd.	19,460	450,389

		2,334,739

Specialty Retail - 0.6%
Ace Hardware Indonesia Tbk PT	8,085,700	870,775
Foschini Group Ltd. (The)	464,610	4,962,732
JUMBO SA	47,350	985,237
Petrobras Distribuidora SA	150,300	1,126,290
Wilcon Depot, Inc.	2,549,700	906,202

		8,851,236

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 0.1%
Li Ning Co., Ltd.	384,500	$1,153,225

		184,571,859

Consumer Staples - 6.6%
Beverages - 3.2%
Fomento Economico Mexicano SAB de CV	889,784	8,392,182
Kweichow Moutai Co., Ltd.-Class A	98,001	16,677,543
Sichuan Swellfun Co., Ltd.-Class A	135,474	1,008,108
Wuliangye Yibin Co., Ltd.-Class A	1,005,474	19,242,239

		45,320,072

Food & Staples Retailing - 1.2%
BGF retail Co., Ltd. (a)	5,180	759,229
Bid Corp., Ltd.	27,860	656,982
Dino Polska SA (a)(b)	176,810	6,708,659
Raia Drogasil SA	38,000	1,058,532
Shoprite Holdings Ltd.	66,450	597,654
X5 Retail Group NV (GDR) (b)	240,960	8,313,120

		18,094,176

Food Products - 1.9%
Britannia Industries Ltd.	18,600	791,435
COFCO Meat Holdings Ltd. (a)(b)	10,403,000	2,950,791
Industrias Bachoco SAB de CV	705,968	3,027,738
Minerva SA/Brazil (a)	2,624,100	8,391,533
WH Group Ltd. (b)	11,489,000	11,879,326

		27,040,823

Personal Products - 0.2%
Cosmax, Inc. (a)	10,355	712,830
TCI Co., Ltd.	249,331	2,371,704

		3,084,534

Tobacco - 0.1%
Eastern Co. SAE	962,440	906,673
VST Industries Ltd.	6,030	355,245

		1,261,918

		94,801,523

Energy - 5.6%
Oil, Gas & Consumable Fuels - 5.6%
LUKOIL PJSC (Sponsored ADR)	268,117	26,465,829
PetroChina Co., Ltd.-Class H	16,308,000	8,209,366
Petroleo Brasileiro SA (Preference Shares)	3,276,800	24,749,785
Petronet LNG Ltd.	842,240	3,163,979
S-Oil Corp.	79,388	6,520,279
Tatneft PJSC (Sponsored ADR)	78,707	5,796,771
Tupras Turkiye Petrol Rafinerileri AS	228,268	4,863,751

		79,769,760

Company	Shares	U.S. $ Value
Materials - 5.5%
Chemicals - 1.4%
Berger Paints India Ltd.	50,264	$363,363
Kumho Petrochemical Co., Ltd. (a)	117,410	7,851,987
Orbia Advance Corp. SAB de CV	3,098,520	6,607,554
Pidilite Industries Ltd.	46,530	904,158
Sasol Ltd.	169,070	3,668,081
TOA Paint Thailand PCL	330,800	433,465

		19,828,608

Construction Materials - 2.1%
Anhui Conch Cement Co., Ltd.-Class A	184,695	1,454,192
Anhui Conch Cement Co., Ltd.-Class H	1,648,000	12,007,538
China Resources Cement Holdings Ltd.	5,924,000	7,541,105
Grupo Cementos de Chihuahua SAB de CV	578,030	3,086,189
Huaxin Cement Co., Ltd.	1,662,447	6,313,365

		30,402,389

Metals & Mining - 2.0%
Antofagasta PLC	589,330	7,135,448
KGHM Polska Miedz SA (a)	96,046	2,422,760
Polyus PJSC (GDR) (b)	75,640	4,288,788
POSCO	49,878	10,138,383
Vedanta Ltd.	1,939,280	4,142,642

		28,128,021

		78,359,018

Industrials - 5.1%
Aerospace & Defense - 0.3%
Embraer SA	940,500	4,627,918

Air Freight & Logistics - 0.0%
TCI Express Ltd.	43,960	455,039

Building Products - 0.1%
Kajaria Ceramics Ltd.	110,790	816,589

Commercial Services & Supplies - 0.6%
Sunny Friend Environmental Technology Co., Ltd.	1,071,000	8,350,336

Construction & Engineering - 0.4%
Larsen & Toubro Ltd.	294,401	5,383,351

Electrical Equipment - 0.3%
Luxshare Precision Industry Co., Ltd.-Class A	523,486	2,751,333
Voltronic Power Technology Corp.	45,150	1,077,800

		3,829,133

Machinery - 1.6%
Han’s Laser Technology Industry Group Co., Ltd.	611,837	3,521,961
Sany Heavy Industry Co., Ltd.	2,213,391	5,430,456
Weichai Power Co., Ltd.-Class H	6,675,000	14,089,085

		23,041,502

Professional Services - 0.1%
L&T Technology Services Ltd. (b)	55,501	1,139,130

Company	Shares	U.S. $ Value
Road & Rail - 1.1%
Globaltrans Investment PLC (Sponsored GDR) (b)	356,601	$3,155,919
Localiza Rent a Car SA	949,904	11,246,960
Rumo SA (a)	197,700	1,286,901

		15,689,780

Trading Companies & Distributors - 0.3%
Barloworld Ltd.	522,520	4,205,603

Transportation Infrastructure - 0.3%
Adani Ports & Special Economic Zone Ltd.	1,007,316	5,169,987

		72,708,368

Communication Services - 4.5%
Diversified Telecommunication Services - 0.8%
China Unicom Hong Kong Ltd.	8,566,000	8,065,918
Megacable Holdings SAB de CV	975,600	3,995,793

		12,061,711

Entertainment - 0.1%
NCSoft Corp. (a)	2,620	1,222,505

Interactive Media & Services - 3.1%
58.com, Inc. (ADR) (a)	60,760	3,932,995
Info Edge India Ltd.	13,850	492,796
Momo, Inc. (Sponsored ADR)	280,750	9,405,125
Tencent Holdings Ltd.	275,400	13,267,704
Yandex NV-Class A (a)	387,970	16,872,815

		43,971,435

Wireless Telecommunication Services - 0.5%
Safaricom PLC	22,074,460	6,882,614

		64,138,265

Real Estate - 4.1%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Embassy Office Parks Reit (a)	323,400	1,938,502
Fibra Uno Administracion SA de CV	4,327,930	6,702,197

		8,640,699

Real Estate Management & Development - 3.5%
Aldar Properties PJSC	7,521,590	4,427,157
CIFI Holdings Group Co., Ltd.	21,894,000	18,512,142
Poly Developments and Holdings Group Co., Ltd.-Class A	2,924,278	6,798,194
Seazen Holdings Co., Ltd.-Class A	570,630	3,171,748
Times China Holdings Ltd.	6,310,000	12,574,068
Times Neighborhood Holdings Ltd. (a)(c)	2,426,923	1,510,540
Vincom Retail JSC	2,011,573	2,954,539

		49,948,388

		58,589,087

Company	Shares	U.S. $ Value
Utilities - 3.5%
Electric Utilities - 2.4%
Centrais Eletricas Brasileiras SA	503,400	$4,749,330
Centrais Eletricas Brasileiras SA (Preference Shares)	56,000	534,499
Equatorial Energia SA	3,273,000	18,622,161
Light SA	1,239,300	7,348,090
Power Grid Corp. of India Ltd.	997,690	2,664,116

		33,918,196

Gas Utilities - 0.8%
China Resources Gas Group Ltd.	508,000	2,791,341
ENN Energy Holdings Ltd.	546,000	5,965,155
GAIL India Ltd.	1,720,220	2,917,170

		11,673,666

Independent Power and Renewable Electricity Producers - 0.3%
Huaneng Power International, Inc.-Class H	7,190,000	3,635,675

		49,227,537

Health Care - 2.3%
Biotechnology - 0.1%
Zai Lab Ltd. (a)	12,930	537,759

Health Care Equipment & Supplies - 0.1%
Yestar Healthcare Holdings Co., Ltd. (a)	7,452,500	1,425,025

Health Care Providers & Services - 1.5%
Cleopatra Hospital (a)	2,180,700	790,758
Integrated Diagnostics Holdings PLC (b)	137,230	548,920
Jinxin Fertility Group Ltd. (a)(b)	5,618,400	7,515,893
MLP Saglik Hizmetleri AS (a)(b)	1,176,870	3,163,218
Notre Dame Intermedica Participacoes SA	85,600	1,456,430
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	4,258,600	8,287,138

		21,762,357

Life Sciences Tools & Services - 0.1%
Hangzhou Tigermed Consulting Co., Ltd.-Class A	98,754	896,380

Pharmaceuticals - 0.5%
China Resources Pharmaceutical Group Ltd. (b)	5,499,200	5,098,040
Genomma Lab Internacional SAB de CV (a)	1,099,330	1,090,172
Richter Gedeon Nyrt	58,090	1,262,969

		7,451,181

		32,072,702

Total Common Stocks (cost $1,180,227,759)		1,368,992,594

EQUITY LINKED NOTES - 2.7%
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 1.1%
FPT Corp., Macquarie Bank Ltd., expiring 3/21/21 (a)(d)	5,994,594	15,081,877

Company	Shares	U.S. $ Value
Financials - 1.0%
Banks - 1.0%
Bank for Foreign Trade of Vietnam JSC, Macquarie Bank Ltd., expiring 6/07/21 (a)	1,187,610	$4,622,825
Emirates NBD Bank PJSC, Merrill Lynch & Co., Inc., expiring 1/3/22 (a)	2,846,642	10,091,346

		14,714,171

Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Vincom Retail JSC, Macquarie Bank Ltd., expiring 3/31/20 (a)	4,606,644	6,759,126

Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Mobile World Investment Corp., Macquarie Bank Ltd., expiring 3/31/20 (a)	451,986	2,223,602

Industrials - 0.0%
Machinery - 0.0%
Han’s Laser Technology Industry Group Co., Ltd., UBS AG, expiring 3/6/20 (a)	76,800	441,018

Total Equity Linked Notes (cost $33,749,344)		39,219,794

SHORT-TERM INVESTMENTS - 1.4%
Investment Companies - 1.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.53% (e)(f)(g) (cost $19,860,780)	19,860,780	19,860,780

Total Investments - 100.0% (cost $1,233,837,883) (h)		1,428,073,168
Other assets less liabilities - 0.0%		(300,994)

Net Assets - 100.0%		$1,427,772,174

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	31,883	USD	7,910	1/03/20	$(15,731)
Bank of America, NA	USD	7,809	BRL	31,883	1/03/20	117,052
Bank of America, NA	INR	98,157	USD	1,361	1/16/20	(15,323)
Bank of America, NA	RUB	2,070,885	USD	32,217	1/17/20	(1,117,032)
Barclays Bank PLC	INR	1,196,841	USD	16,667	1/16/20	(119,338)
Barclays Bank PLC	USD	8,374	INR	602,097	1/16/20	71,149
Barclays Bank PLC	KRW	43,412,185	USD	37,024	2/06/20	(565,488)
Barclays Bank PLC	USD	10,750	KRW	12,512,958	2/06/20	84,570
Barclays Bank PLC	USD	11,369	MYR	47,538	2/13/20	277,572
Barclays Bank PLC	EUR	1,726	USD	1,924	2/14/20	(17,510)
Barclays Bank PLC	USD	2,025	GBP	1,572	2/14/20	59,700
Barclays Bank PLC	USD	14,970	ZAR	227,136	2/14/20	1,157,077
Barclays Bank PLC	IDR	47,909,380	USD	3,351	2/27/20	(97,883)
Barclays Bank PLC	TWD	297,000	USD	9,849	5/22/20	(179,590)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	61,589	TWD	1,846,932	5/22/20	$773,687
BNP Paribas SA	PLN	14,652	USD	3,789	2/14/20	(73,057)
Citibank, NA	CLP	1,190,522	USD	1,528	1/15/20	(55,482)
Citibank, NA	USD	2,822	BRL	11,543	2/04/20	44,586
Citibank, NA	CZK	30,388	USD	1,319	2/14/20	(21,597)
Citibank, NA	PLN	10,811	USD	2,828	2/14/20	(22,380)
Citibank, NA	USD	15,696	GBP	11,965	2/14/20	171,428
Citibank, NA	USD	2,703	TRY	15,820	2/14/20	(72,597)
Credit Suisse International	BRL	143,414	USD	34,669	1/03/20	(981,959)
Credit Suisse International	USD	35,385	BRL	143,414	1/03/20	265,927
Credit Suisse International	BRL	61,414	USD	15,023	2/04/20	(230,090)
Deutsche Bank AG	EUR	9,523	USD	10,548	2/14/20	(161,861)
Goldman Sachs Bank USA	RUB	227,107	USD	3,531	1/17/20	(124,322)
Goldman Sachs Bank USA	USD	4,273	RUB	267,800	1/17/20	37,436
Goldman Sachs Bank USA	KRW	2,404,676	USD	2,060	2/06/20	(22,516)
Goldman Sachs Bank USA	USD	6,019	KRW	7,015,340	2/06/20	54,860
HSBC Bank USA	TRY	49,056	USD	8,327	2/14/20	168,684
HSBC Bank USA	USD	2,665	HUF	783,867	2/14/20	(2,689)
HSBC Bank USA	USD	5,293	PLN	20,292	2/14/20	55,835
JPMorgan Chase Bank, NA	BRL	11,297	USD	2,691	1/03/20	(117,333)
JPMorgan Chase Bank, NA	USD	2,803	BRL	11,297	1/03/20	5,574
JPMorgan Chase Bank, NA	KRW	10,250,511	USD	8,777	2/06/20	(98,686)
JPMorgan Chase Bank, NA	GBP	1,664	USD	2,152	2/14/20	(54,899)
Morgan Stanley Capital Services, Inc.	USD	3,733	CLP	2,761,544	1/15/20	(59,649)
Morgan Stanley Capital Services, Inc.	USD	6,093	INR	435,969	1/16/20	21,664
Morgan Stanley Capital Services, Inc.	KRW	3,321,825	USD	2,878	2/06/20	1,870
Morgan Stanley Capital Services, Inc.	USD	4,407	PLN	17,163	2/14/20	117,748
Morgan Stanley Capital Services, Inc.	USD	2,734	ZAR	40,992	2/14/20	176,522
Natwest Markets PLC	EUR	1,835	USD	2,042	2/14/20	(22,071)
Natwest Markets PLC	GBP	11,873	USD	15,272	2/14/20	(474,000)
State Street Bank & Trust Co.	USD	1,326	CZK	30,388	2/14/20	15,002
State Street Bank & Trust Co.	USD	25,347	THB	769,502	2/14/20	369,241
State Street Bank & Trust Co.	USD	9,921	ZAR	147,055	2/14/20	519,802

						$(156,097)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate market value of these securities amounted to $82,889,940 or 5.8% of net assets.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.11% of net assets as of December 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Times Neighborhood Holdings Ltd.	3/14/18	$1,164,951	$1,510,540	0.11%

(d)	Illiquid security.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(h)

As of December 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $255,067,717 and gross unrealized depreciation of investments was $(60,988,529), resulting in net unrealized appreciation of $194,079,188.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

BRL	-	Brazilian Real
CLP	-	Chilean Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KRW	-	South Korean Won
MYR	-	Malaysian Ringgit
PLN	-	Polish Zloty
RUB	-	Russian Ruble
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN1

December 31, 2019 (unaudited)

32.0%	China
14.4%	South Korea
8.9%	India
8.4%	Brazil
7.8%	Taiwan
6.7%	Russia
2.7%	Vietnam
2.4%	Indonesia
2.4%	Mexico
2.1%	South Africa
1.6%	Greece
1.3%	United Arab Emirates
1.2%	Turkey
6.7%	Other
1.4%	Short-Term

100.0%	Total Investments

1

All data are as of December 31, 2019. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.1% or less in the following: Argentina, Chile, Colombia, Egypt, Georgia, Hong Kong, Hungary, Kazakhstan, Kenya, Kuwait, Malaysia, Philippines, Poland, Thailand and United States.

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

December 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2019:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$68,500,622		$301,950,357		$	– 0	–	$370,450,979
Information Technology	26,888,120		257,415,376			– 0	–	284,303,496
Consumer Discretionary	90,091,402		94,480,457			– 0	–	184,571,859
Consumer Staples	21,754,187		73,047,336			– 0	–	94,801,523
Energy	32,262,600		47,507,160			– 0	–	79,769,760
Materials	15,250,052		63,108,966			– 0	–	78,359,018
Industrials	9,772,280		62,936,088			– 0	–	72,708,368
Communication Services	41,582,138		22,556,127			– 0	–	64,138,265
Real Estate	10,151,239		48,437,848			– 0	–	58,589,087
Utilities	2,664,116		46,563,421			– 0	–	49,227,537
Health Care	5,655,603		26,417,099			– 0	–	32,072,702
Equity Linked Notes	– 0	–	39,219,794			– 0	–	39,219,794
Short-Term Investments	19,860,780		– 0	–		– 0	–	19,860,780

Total Investments in Securities	344,433,139		1,083,640,029	(a)		– 0	–	1,428,073,168
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	– 0	–	4,566,986			– 0	–	4,566,986
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(4,723,083)			– 0	–	(4,723,083)

Total	$344,433,139		$1,083,483,932		$	– 0	–	$1,427,917,071

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2019 is as follows:

Fund	Market Value 9/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$11,747	$84,546	$76,432	$19,861	$60